Description of Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Maximum vesting age | year	65
Maximum annual contribution percentage	50.00%
Matching percentage	100.00%
Participant compensation matched, percentage	6.00%
Forfeited nonvested account	$ 5,587,661	$ 1,071,221
Forfeited nonvested account, decrease from employer contribution	1,071,186	797,551
Minimum borrowing, amount	$ 1,000
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Participant loan, variable rate	1.00%
Participant loan, term	5 years
Accrual for administrative expense	$ 20,925	24,578
Transfer from other qualified plan	$ 0	$ 124,679,889
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting period	4 years
Tranche One
EBP, Description of Plan [Line Items]
Vesting period	1 year
Vesting percentage	25.00%
Tranche Two
EBP, Description of Plan [Line Items]
Vesting period	2 years
Vesting percentage	50.00%
Tranche Three
EBP, Description of Plan [Line Items]
Vesting period	3 years
Vesting percentage	75.00%
Tranche Four
EBP, Description of Plan [Line Items]
Vesting period	4 years
Vesting percentage	100.00%
EBP, Divestiture Contribution
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%